Related Party Transactions (Narrative) (Detail) (USD $)	1 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 03, 2009	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 03, 2009
Related Party Transaction [Line Items]
Reimbursable on-site labor costs			$ 27,000	$ 276,000		$ 318,000	$ 217,000
Reimbursable on-site labor costs due					7,000	24,000
Base monthly fee	21,335
Variable monthly fee	23
Variable monthly fee multiplied by number of employees	8,000
Fees related to Human resource and payroll service contract			52,000	180,000		362,000	426,000
Contract expiry date					Aug. 31, 2012
Aggregate purchase price of aircraft		8,300,000
Cash paid on sale of aircraft		2,100,000
Promissory note from the affiliate		6,200,000
Adjusted fair value		5,200,000						5,200,000
Note maturity date								Sep. 30, 2016
Charges related to the rent expense			118,000	668,000		786,000	786,000
Current lease expiry date					Mar. 31, 2013
Subsequent Event [Member]
Related Party Transaction [Line Items]
Semiannual interest payments received		$ 132,000						$ 132,000